ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS PAYABLE
Schedule of accounts payable
	As of December 31,
	2015	2016
Payables for purchase of property and equipment	777,961,654	163,190,564
Others	7,936,959	16,687,283
Total	785,898,613	179,877,847